Debt - Narrative (Details) - USD ($)		1 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 25, 2018	Sep. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 16, 2018	Nov. 02, 2018
Debt Instrument [Line Items]
Repayment of credit facility					$ 0	$ 38,447,000	$ 38,447,000	$ 0	$ 27,946,000
Outstanding amount on facility				$ 351,841,000	281,508,000		351,841,000	0
Long-term debt				295,727,000	226,606,000		295,727,000
Debt issuance costs				23,534,000	23,783,000		23,534,000	0
Letters of credit outstanding				3,006,000	20,981,000		3,006,000	5,900,000
Outstanding surety bond				$ 1,681,983,000	2,017,584,000		$ 1,681,983,000	535,500,000
LIBOR
Debt Instrument [Line Items]
Interest rate (percent)							6.25%
A&R Credit Agreement
Debt Instrument [Line Items]
Percentage of draw amortization				2.50%			2.50%
A&R Credit Agreement | Period One
Debt Instrument [Line Items]
Repayment percentage (maturing September 25, 2023)							75.00%
Excess cash flow (greater than, Maturing September 25, 2023))				$ 2,500,000			$ 2,500,000
First lien net leverage ratio, percentage							3.50
A&R Credit Agreement | Period Two
Debt Instrument [Line Items]
First lien net leverage ratio, percentage							2.25
A&R Credit Agreement | Base rate
Debt Instrument [Line Items]
Interest rate (percent)							5.25%
A&R Credit Agreement | William Charles
Debt Instrument [Line Items]
Credit facility											$ 100,000,000.0
Proceeds from line of credit				$ 26,000,000
Commercial Equipment Notes
Debt Instrument [Line Items]
Weighted average interest rate on debt (percent)				4.95%			4.95%
Long-term debt				$ 5,300,000			$ 5,300,000
Line of credit
Debt Instrument [Line Items]
Outstanding amount on facility				$ 46,500,000	$ 0		$ 46,500,000
Weighted average interest rate on debt (percent)				8.82%	10.42%		8.82%
Line of credit | Line of credit - short-term
Debt Instrument [Line Items]
Repayment of credit facility			$ 38,400,000
Outstanding amount on facility				$ 0			$ 0	$ 33,674,000
Weighted average interest rate on debt (percent)								4.50%
Line of credit | Line of credit
Debt Instrument [Line Items]
Outstanding amount on facility				$ 46,500,000			$ 46,500,000	$ 0
Credit facility			50,000,000
Line of credit | Line of credit | CCS
Debt Instrument [Line Items]
Repayment of credit facility		$ 53,500,000
Line of credit | A&R Credit Agreement
Debt Instrument [Line Items]
Weighted average interest rate on debt (percent)				8.82%			8.82%
Debt issuance costs				$ 24,500,000			$ 24,500,000
Commercial equipment notes
Debt Instrument [Line Items]
Outstanding amount on facility				300,000,000			300,000,000	$ 0
Commercial equipment notes | Line of credit
Debt Instrument [Line Items]
Face amount of debt instrument			$ 50,000,000
Loss on extinguishment							1,800,000
Commercial equipment notes | A&R Credit Agreement
Debt Instrument [Line Items]
Face amount of debt instrument										$ 300,000,000
Long-term debt	$ 200,000,000
Subordinated debt
Debt Instrument [Line Items]
Outstanding principal and accrued interest									$ 23,300,000
Subordinated debt | Preferred Stock
Debt Instrument [Line Items]
Subordinated debt, conversion (shares)									23,268,846.43
Revolving Line of Credit | A&R Credit Agreement
Debt Instrument [Line Items]
Outstanding amount on facility				$ 46,500,000			$ 46,500,000
Face amount of debt instrument										$ 50,000,000
Revolving Line of Credit | A&R Credit Agreement | LIBOR
Debt Instrument [Line Items]
Interest rate (percent)							4.25%
Revolving Line of Credit | A&R Credit Agreement | Base rate
Debt Instrument [Line Items]
Interest rate (percent)							3.25%
Revolving Line of Credit | A&R Credit Agreement | CCS
Debt Instrument [Line Items]
Proceeds from line of credit	$ 20,500,000